Other Financial Assets at Fair Value Through Profit or Loss - Summary of Other Financial Assets at Fair Value Through Profit or Loss (Detail) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Loans	£ 745	£ 5,617
Loans and Advances to Customers [member]
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Loans	94	94
Loans and Advances to Customers [member] | Loans to Housing Associations [member]
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Loans	13	13
Loans and Advances to Customers [member] | Other Loans [member]
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Loans	81	81
Debt Securities [member]
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Loans	£ 651	3,251
Reverse repurchase agreements - non-trading [member]
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Loans		£ 2,272